Prepaid Expenses and Other Current Assets (Details) - Schedule of prepaid expenses and other current assets ¥ in Thousands, $ in Thousands		Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Schedule of prepaid expenses and other current assets [Abstract]
Advances to suppliers	[1]		$ 79,971	¥ 63,513	$ 63,513	¥ 41,890
Prepaid VAT			50,077	53,399	53,399	48,175
Rental deposit, current				7,825		10,295
Staff advances				4,791		5,418
Prepaid consulting expenses				3,848		1,099
Short-term construction deposits				2,838		4,744
Prepaid short-term rent				3,104		2,724
Interest receivable				490		726
Receivables from third-party payment platform				378		1,266
Others			15,322	23,215	24,083	19,493
Total		¥ 178,467	$ 27,641	¥ 163,401	$ 25,039	¥ 135,830

[1]	Advances to suppliers mainly includes prepaid advertising costs, occupancy maintenance and facilities management expenses, as well as prepayment to construction and design suppliers.